Significant Accounting Policies (Narrative) (Details)					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	May 09, 2019	Mar. 22, 2018 USD ($)	Jan. 12, 2018 USD ($)	Apr. 24, 2017 $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2019 $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Apr. 23, 2017 shares
In-process research and development									$ 5,691,000
Conversion ratio of reverse stock split								0.0714
Common stock, par value (in dollars per share) | $ / shares								$ 0.01		$ 0.01
Common stock, shares authorized | shares								217,000,000		217,000,000
AmpliPhi Biosciences Corporation [Member]
Impairment of long-lived assets												$ 0
Proceeds from equity offerings, gross		$ 3,000,000	$ 4,000,000
Reverse stock split, description										1 -for-10 (1:10) reverse stock split of its common stock, par value $0.01 per share
Conversion ratio of reverse stock split				10
Common stock, par value (in dollars per share) | $ / shares				$ 0.01						$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized | shares				67,000,000						217,000,000	67,000,000	67,000,000	670,000,000
AmpliPhi Biosciences Corporation [Member] | Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Unrecognized tax benefits										$ 1,700,000	$ 2,100,000	$ 2,100,000
AmpliPhi Biosciences Corporation [Member] | Australian Taxation Office [Member]
Tax rebates received					$ 1,200,000	$ 2,000,000
AmpliPhi Biosciences Corporation [Member] | Staph Program [Member]
Impairment of long-lived assets										$ 0
In-process research and development							$ 2,800,000
AmpliPhi Biosciences Corporation [Member] | Staph Program [Member] | Measurement Input, Discount Rate [Member]
Intangible asset measurement input										19.4
AmpliPhi Biosciences Corporation [Member] | Pseudomonas Program [Member]
In-process research and development							1,900,000
AmpliPhi Biosciences Corporation [Member] | In Process Research and Development [Member]
Impairment of in-process research and development							5,800,000			$ 1,900,000	5,800,000
Income tax expense (benefit) relating to impairment charge							$ (1,300,000)			(328,000)	$ 1,300,000
AmpliPhi Biosciences Corporation [Member] | Patents [Member]
Finite-lived intangible assets, gross										493,000
Accumulated amortization										248,000
C3J [Member]
Impairment of long-lived assets										0
In-process research and development										$ 5,691,000
Conversion ratio of reverse stock split	0.0714
Common stock, par value (in dollars per share) | $ / shares										$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized | shares										217,000,000	217,000,000	217,000,000